TAXATION - Provision for Income Taxes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Deferred:
Deferred income tax benefit	¥ (3,457)	¥ (5,918)
Income tax benefits	(3,220)	(3,644)
US
Current:
Current	237	2,274
Deferred:
Deferred income tax benefit	(3,457)	(5,918)
Income tax benefits	(3,220)	¥ (3,644)
Unrecognized tax benefits	¥ 0		¥ 0